Note 8 - Long-term Incentive Plan	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note
8.
Long-Term Incentive Plan

On
August
12,
2009,
the Board of Directors of Avalon approved the renewal of the expired
1998
Long-term Incentive Plan which provides for the granting of options which are intended to be non-qualified stock options (“NQSO’s”) for federal income tax purposes except for those options designated as incentive stock options (“ISO’s”) which qualify under Section
422
of the Internal Revenue Code. The name of the plan was changed to the
2009
Long-term Incentive Plan (“the Option Plan”) to reflect the year of approval. On
October
6,
2009,
at a Special Meeting of Shareholders, the shareholders approved the Option Plan. Avalon has reserved
1,300,000
shares of Class A Common Stock for issuance to employees and non-employee directors. NQSO’s may
be granted with an exercise price which is not less than
100%
of the fair market value of the Class A Common Stock on the date of grant. Options designated as ISO’s shall not be less than
110%
of fair market value for employees who are
ten
percent shareholders and not less than
100%
of fair market value for other employees. The Board of Directors may,
from time to time in its discretion, grant options to
one
or more outside directors, subject to such terms and conditions as the Board of Directors may
determine, provided that such terms and conditions are not inconsistent with other applicable provisions of the Option Plan. Options shall have a term of no longer than ten
years from the date of grant; except that for an option designated as an ISO which is granted to a ten
percent shareholder, the option shall have a term no longer than five
years.

No option shall be exercisable prior to
one
year after its grant, unless otherwise provided by the Option Committee of the Board of Directors (but in no event before
6
months after its grant), and thereafter options shall become exercisable in installments, if any, as provided by the Option Committee. Options must be exercised for full shares of common stock. To the extent that options are not exercised when they become initially exercisable, they shall be carried forward and be exercisable until the expiration of the term of such options. No option may
be exercised by an optionee after his or her termination of employment for any reason with Avalon or an affiliate, except in certain situations provided by the Option Plan.

The purpose of the Avalon Holdings Corporation
2009
Long-term Incentive Plan (the “Plan”) is (a) to improve individual employee performance by providing long-term incentives and rewards to employees of Avalon, (b) to assist Avalon in attracting, retaining and motivating employees and non-employee directors with experience and ability, and (c) to associate the interests of such employees and directors with those of the Avalon shareholders. Under the Plan,
1,300,000
shares have been reserved for the issuance of stock options of which
760,000
options were outstanding at
December
31,
2016.
In
January
2016,
90,000
options granted under the Plan were forfeited and in
March
2016,
90,000
options were granted. The stock options, vest ratably over a five
year period and have a contractual term of
ten
years from the date of grant. At the end of each contractual vesting period, the share price of the Avalon common stock, traded on a public stock exchange (NYSE Amex), must reach a predetermined price within three
years following such contractual vesting period before the stock options are exercisable (See table below). If the Avalon common stock price does not reach the predetermined price, the stock options will either be cancelled or the period will be extended at the discretion of the Board of Directors.

The grant-date fair values of these stock option awards were estimated using the Monte Carlo Simulation. The Monte Carlo Simulation was selected to determine the fair value because it incorporates six
minimum considerations;
1)
the exercise price of the option,
2)
the expected term of the option, taking into account both the contractual term of the option, the effects of employees’ expected exercise and post-vesting employment termination behavior, as well as the possibility of change in control events during the contractual term of the option agreements,
3)
the current fair value of the underlying equity,
4)
the expected volatility of the value of the underlying share for the expected term of the option,
5)
the expected dividends on the underlying share for the expected term of the option and
6)
the risk-free interest rate(s) for the expected term of the option.

The
90,000
options to purchase common stock that were granted in
March
2016
have a weighted average grant date fair value of
$0.43
per option. The grant-date fair values of the stock option awards granted in
March
2016
using the Monte Carlo Simulation model were determined with the assumptions set forth in the following table:

Exercise price	$1.83
Expected volatility	52.40%
Expected dividend yield	0.00%
Risk-free rate over the estimated expected life	1.74%
Expected term (in years)	7.25

The grant date fair value of the underlying equity was determined to be equal to Avalon’s publicly traded stock price as of the grant dates times the sum of the Class A and Class B common shares outstanding.

The expected term, or time until the option is exercised, is typically based on historical exercising behavior of previous option holders of a company’s stock.  Due to the fact that the Company has had no historical exercising activity, the simplified method is applied.  Because of the nature of the vesting described above, the options are separated into five
blocks, with each block having its own vesting period and expected term.  For the options that were granted in
March
2016,
the expected terms were calculated to be
6.20,
6.70,
7.20,
7.70
and
8.20
years for option blocks
1
through
5,
respectively.  For options granted prior to
2016,
the expected terms were calculated to be
6.27,
6.77,
7.27,
7.77
and
8.27
years, for option blocks
1
through
5,
respectively.

For the options that were granted in
March
2016,
the expected volatility of
52.40%
was based on the observed historical volatility of Avalon common stock for a
7.25
year period prior to the grant date. There were
no
expected dividends and the risk-free interest rate of
1.74%
was based on yield data for U. S. Treasury securities over a period consistent with the expected term.

For options granted prior to
2016,
the expected volatility was based on the observed historical volatility of Avalon common stock. The expected volatility that was used ranged from
60.9%
to
61.7%
with a weighted average expected volatility of
61.2%.
There were
no
expected dividends and the risk-free interest rate(s), which ranged from
2.06%
to
2.28%,
were based on yield data for U. S. Treasury securities over a period consistent with the expected term.

The following table is a summary of the stock option activity during
2016
and
2015:

		Weighted	Weighted
	Number of	Average	Average
	Options	Exercise	Fair Value at
	Granted	Price	Grant Date
Outstanding at January 1, 2015	760,000	$2.63	$1.09
Options granted	-	-	-
Options exercised	-	-	-
Options cancelled or forfeited	-	-	-
Outstanding at December 31, 2015	760,000	2.63	1.09
Options granted	90,000	1.83	0.43
Options exercised	-	-	-
Options cancelled or forfeited	(90,000)	2.89	1.20
Outstanding at December 31, 2016	760,000	$2.51	$1.00
Options Vested	632,000
Exercisable at December 31, 2016	268,000

The stock options vest and become exercisable based upon achieving two
critical metrics as follows:

1)	Contract Vesting Term: The stock options vest ratably over a five year period.
2)
The Avalon common stock price traded on a public stock exchange (NYSE Amex) must reach the predetermined vesting price within three
years after the options become vested under the contractual vesting term.

The table below represents the period and predetermined stock price needed for vesting.

	Begins	Ends	Predetermined
	Vesting	Vesting	Vesting Price
Block 1	12 months after Grant Dates	48 months after Grant Dates	$3.43
Block 2	24 months after Grant Dates	60 months after Grant Dates	$4.69
Block 3	36 months after Grant Dates	72 months after Grant Dates	$6.43
Block 4	48 months after Grant Dates	84 months after Grant Dates	$8.81
Block 5	60 months after Grant Dates	96 months after Grant Dates	$12.07

Compensation costs were approximately
$29,000
and
$56,000
for the years ended
December
31,
2016
and
2015,
respectively, based upon the estimated grant date fair value calculations. As of
December
31,
2016,
there was approximately
$42,000
of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of
2.47
years.